Revenue (Tables)	9 Months Ended
Sep. 30, 2023
Revenue [abstract]
Disclosure of major customers	The proportion of revenue by customer in each period is as follows:
4.Revenue (continued)

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	%	%	%	%
BMS (including Celgene)	86	77	78	83
Sanofi	14	18	21	8
Bayer	—	—	—	6
Others	—	5	1	3
	100	100	100	100

Disclosure of products and services

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Service fees	—	334	104	670
Licensing fees - recognised over time	8,882	5,964	17,545	19,740
Total Revenue	8,882	6,298	17,649	20,410